Intangible Assets and Goodwill	12 Months Ended
Mar. 31, 2026
Disclosure Of Intangible Assets And Goodwill [Abstract]
Intangible Assets and Goodwill
19)
INTANGIBLE ASSETS AND GOODWILL

			Other intangible assets
Particulars	Goodwill	Technology Related Development Costs	Customer Relationship	Non- Compete	Brand / Trade Mark	Software	Others	Intangible assets under development*	Total
Cost
Balance as at April 1, 2024	832,045	74,190	9,721	861	121,689	4,665	2,841	2,767	1,048,779
Acquisitions through business combination (refer note 7 (c))	5,769	3,241	2,046	—	415	—	—	—	11,471
Additions/adjustments*	—	5,237	—	—	—	521	—	1,531	7,289
Disposals	—	(4,149)	—	—	—	(159)	(1,596)	(14)	(5,918)
Effect of movements in foreign exchange rates	(13,749)	(1,598)	(178)	(9)	(2,751)	(63)	(85)	(77)	(18,510)
Balance as at March 31, 2025	824,065	76,921	11,589	852	119,353	4,964	1,160	4,207	1,043,111
Balance as at April 1, 2025	824,065	76,921	11,589	852	119,353	4,964	1,160	4,207	1,043,111
Acquisitions through business combination (refer note 7 (d))	12,962	953	2,941	—	441	—	—	—	17,297
Additions/adjustments*	—	3,518	—	—	—	166	792	5,539	10,015
Disposals	—	(21,070)	—	—	—	—	—	(670)	(21,740)
Effect of movements in foreign exchange rates	(49,487)	(5,320)	(1,000)	(28)	(9,725)	(357)	(141)	(641)	(66,699)
Balance as at March 31, 2026	787,540	55,002	13,530	824	110,069	4,773	1,811	8,435	981,984
Accumulated amortization and impairment losses
Balance as at April 1, 2024	272,160	56,340	7,725	761	89,998	3,973	2,226	2,210	435,393
Amortization for the year	—	6,012	421	56	10,938	212	373	—	18,012
Disposals	—	(2,765)	—	—	—	(76)	(1,596)	—	(4,437)
Effect of movements in foreign exchange rates	—	(1,221)	(163)	(7)	(2,082)	(85)	(42)	(48)	(3,648)
Balance as at March 31, 2025	272,160	58,366	7,983	810	98,854	4,024	961	2,162	445,320
Balance as at April 1, 2025	272,160	58,366	7,983	810	98,854	4,024	961	2,162	445,320
Amortization for the year	—	5,623	605	19	10,544	890	370	—	18,051
Disposals	—	(19,315)	—	—	—	—	—	(670)	(19,985)
Effect of movements in foreign exchange rates	—	(3,925)	(624)	(25)	(8,494)	(337)	(108)	(134)	(13,647)
Balance as at March 31, 2026	272,160	40,749	7,964	804	100,904	4,577	1,223	1,358	429,739
Carrying amounts
As at April 1, 2024	559,885	17,850	1,996	100	31,691	692	615	557	613,386
As at March 31, 2025	551,905	18,555	3,606	42	20,499	940	199	2,045	597,791
As at April 1, 2025	551,905	18,555	3,606	42	20,499	940	199	2,045	597,791
As at March 31, 2026	515,380	14,253	5,566	20	9,165	196	588	7,077	552,245

* Represents addition of USD 9,057 (March 31, 2025: USD 6,768) to intangible assets under development, adjusted for amounts capitalized out of intangible assets under development amounting to USD 3,518 (March 31, 2025: USD 5,237).

Impairment testing for CGUs containing goodwill

For the purpose of impairment testing, goodwill is allocated to a CGU representing the lowest level within the Group at which goodwill is monitored for internal management purposes, and which is not higher than the Group’s operating segment.

The allocation of goodwill to the CGUs is as follows:

	As at March 31
Particulars	2025	2026
Air ticketing	220,112	200,403
Hotels and packages	205,490	199,667
Bus ticketing	122,375	111,418
Other units without significant goodwill	3,928	3,892
Total	551,905	515,380

The recoverable amount of these CGUs was based on its value in use and was determined by discounting the future cash flows to be generated from the continuing use of the CGUs. These calculations use cash flow projections over a period of five years, based on next year financial budgets approved by management, with extrapolation for the remaining period, and an average of the range of assumptions as mentioned below.

The key assumptions used in the estimation of value are set out as below. The values assigned to the key assumptions represent management's assessment of future trends in the relevant industries and have been based on the historical data from both external and internal sources.

	Air ticketing		Hotels and packages		Bus ticketing
	As at March 31		As at March 31		As at March 31
Particulars	2025	2026	2025	2026	2025	2026
Discount rate (pre-tax) p.a.	19.1%	16.8%	20.1%	16.9%	20.6%	17.2%
Discount rate (post-tax) p.a.	16.5%	15.7%	16.5%	15.7%	16.5%	15.7%
Terminal value growth rate	4.5%	4.5%	4.5%	4.5%	4.0%	4.0%
Adjusted margin growth rate	10.1% - 15.6%	8.0% - 14.0%	13.0% - 20.7%	13.3% - 17.0%	10.0% - 20.0%	9.0% - 24.0%
EBITDA margin* (5 years)	6.5% -7.0%	4.3% - 6.7%	17.5% - 21.9%	16.6% - 18.9%	19.9% - 26.1%	25.3% - 33.3%

* EBITDA margin is defined as Earnings before interest, tax, depreciation and amortization (EBITDA) as a percentage of Adjusted margin.

The above pre-tax discount rate is based on the Weighted Average Cost of Capital (WACC) of comparable market participant, which is adjusted for specific risks.

These estimates are likely to differ from future actual results of operations and cash flows.

The cash flow projections included specific estimates for five years and a terminal growth rate thereafter. The terminal growth rate, Adjusted margin growth rate and EBITDA margins were determined based on management's estimate. Budgeted EBITDA margin was based on expectations of future outcomes taking into account past experience, adjusted for anticipated Adjusted margin growth. Adjusted margin growth was projected taking into account the average growth levels experienced in past and the estimated adjusted margin growth for future. The estimation of value in use reflects various assumptions that are subject to various risks and uncertainties, including key assumptions regarding expected growth rates and EBITDA margin, as well as other key assumptions with respect to matters outside of the Group's control. It requires significant judgments and estimates, and actual results could be materially different than the judgments and estimates used to estimate value in use.

Based on the above, no impairment was identified as at March 31, 2025 and March 31, 2026 as the recoverable value of the CGUs exceeded the carrying value. No reasonably possible change in any of the above key assumptions would cause the carrying amount of these CGUs to exceed their recoverable amount.